Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2021
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
		31 January 2021 NZ$000’s	31 January 2020 NZ$000’s

Trade receivables		1,645	2,358
Provision for impairment	(a)	(183)	(22)
		1,462	2,336
Prepayments		6,304	2,959
Other receivables		368	762
Total current trade and other receivables		8,134	6,057

Disclosure of Impairment of Receivable

The loss allowance provision as at 31 January 2021 is determined as follows, the expected credit losses incorporate forward looking information.

31 January 2021	0 - 30 days	31 - 60 days	61 - 90 days	> 91 days overdue	Total
Expected loss rate (%)	2%	50%	46%	60%
Gross carrying amount ($)	1,370	6	39	230	1,645
ECL provision	26	3	17	137	183

Disclosure of Impairment Loss and Reversal of Impairment Loss

Reconciliation of changes in the provision for impairment of receivables is as follows:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s
Opening impairment allowance calculated under IFRS 9	(22)	(609)
Movement through provision	(247)	(4)
Unused amounts reversed	85	616
Foreign exchange movement	1	(25)
Balance at end of the period	(183)	(22)